Financial instruments - additional information	12 Months Ended
Dec. 31, 2017
Financial instruments - additional information
Financial instruments - additional information

C3.4  Financial instruments—additional information

C3.4(a)  Financial risk

(i)	Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities at the undiscounted cash flows (including contractual interest payments) due to be paid assuming conditions are consistent with those of year end.

	2017
	Total carrying value	1 Year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	No stated maturity	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial liabilities
Core structural borrowings of shareholder-financed operationsC6.1	6,280	473	784	1,350	1,389	576	3,324	3,160	11,056
Operational borrowings attributable to shareholder-financed operationsC6.2	1,791	1,130	597	69	—	—	—	—	1,796
Borrowings attributable to with-profits fundsC6.2	3,716	905	922	32	29	29	1,810	104	3,831
Obligations under funding, securities lending and sale and repurchase agreements	5,662	5,662	—	—	—	—	—	—	5,662
Accruals, deferred income and other liabilities	14,185	10,088	469	68	85	106	320	3,267	14,403
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,889	8,889	—	—	—	—	—	—	8,889

	40,523	27,147	2,772	1,519	1,503	711	5,454	6,531	45,637

	2016
	Total carrying value	1 Year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	No stated maturity	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial liabilities
Core structural borrowings of shareholder-financed operationsC6.1	6,798	474	778	1,205	1,202	1,011	3,439	3,662	11,771
Operational borrowings attributable to shareholder-financed operationsC6.2	2,317	1,657	607	69	—	—	—	—	2,333
Borrowings attributable to with-profits fundsC6.2	1,349	475	748	32	20	10	60	144	1,489
Obligations under funding, securities lending and sale and repurchase agreements	5,031	5,031	—	—	—	—	—	—	5,031
Accruals, deferred income and other liabilities	13,825	9,873	320	61	80	103	322	3,272	14,031
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	8,687	8,687	—	—	—	—	—	—	8,687

	38,007	26,197	2,453	1,367	1,302	1,124	3,821	7,078	43,342

Maturity analysis of derivatives

The following table shows the gross and net derivative positions together with a maturity profile of the net derivative position:

	Carrying value of net derivatives
				Maturity profile of net derivative position
			Net derivative position
	Derivative assets	Derivative liabilities		1 year or less	After 1 year to 3 years	After 3 years to 5 years	After 5 years	Total

	£m	£m	£m	£m	£m	£m	£m	£m
2017	4,801	(2,755)	2,046	2,359	(16)	(9)	(1)	2,333
2016	3,936	(3,252)	684	1,009	(14)	(7)	18	1,006

The majority of derivative assets and liabilities have been included at fair value within the one year or less column, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments. The only exception is certain identified interest rate swaps which are fully expected to be held until maturity solely for the purposes of matching cash flows on separately held assets and liabilities. For these instruments the undiscounted cash flows (including contractual interest amounts) due to be paid under the swap contract assuming conditions are consistent with those at year end are included in the column relating to the contractual maturity of the derivative.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments.

	1 year or less	After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	Total undis-counted value	Total carrying value

	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
2017	8	29	27	19	13	14	110	83
2016	6	24	23	16	11	9	89	73

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The maturity profile above excludes certain corporate unit-linked business with gross policyholder liabilities of £12 billion (2016: £11 billion) which have no stated maturity but which are repayable on demand.

The vast majority of the Group's financial assets are held to back the Group's policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group's liabilities are expected to be held for the long term. Much of the Group's investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group's assets by contractual maturity is not considered appropriate to evaluate the nature and extent of the Group's liquidity risk.

(ii)	Credit risk

The Group's maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, and other debtors, the carrying value of which are disclosed at the start of this note and note C3.4(b) below for derivative assets. The collateral in place in relation to derivatives is described in note C3.4(c) below. Note C3.3 describes the security for these loans held by the Group. The Group's exposure to credit risk is further discussed in note C7 below.

Of the total loans and receivables held, £23 million (2016: £27 million) are past their due date but are not impaired. Of the total past due but not impaired, £17 million are less than one year past their due date (2016: £20 million). The Group expects full recovery of these loans and receivables.

Financial assets that would have been past due or impaired had the terms not been renegotiated amounted to £22 million (2016: £27 million).

In addition, during 2017 and 2016 the Group did not take possession of any other collateral held as security.

Further details of collateral and pledges are provided in note C3.4(c) below.

(iii)	Foreign exchange risk

As at 31 December 2017, the Group held 24 per cent (2016: 23 per cent) and 16 per cent (2016: 12 per cent) of its financial assets and financial liabilities respectively, in currencies, mainly US dollar and Euro, other than the functional currency of the relevant business unit.

Of these financial assets, 52 per cent (2016: 52 per cent) are held by the PAC with-profits fund, allowing the fund to obtain exposure to foreign equity markets.

Of these financial liabilities, 28 per cent (2016: 28 per cent) are held by the PAC with-profits fund, mainly relating to foreign currency borrowings.

The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts (note C3.4(b) below).

The amount of exchange loss recognised in the income statement in 2017, except for those arising on financial instruments measured at fair value through profit or loss, is £112 million (2016: £1,005 million gain; 2015: £138 million gain). This constitutes £1 million gain (2016: £0.4 million gain; 2015: £1 million loss) on Medium Term Notes liabilities and £113 million of net loss (2016: £1,005 million net gain; 2015: £139 million net gain), mainly arising on investments of the PAC with-profits fund. The gains/losses on Medium Term Notes liabilities are fully offset by value movements on cross-currency swaps, which are measured at fair value through profit or loss.

C3.4(b)  Derivatives and hedging

Derivatives

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward currency contracts and swaps such as interest rate swaps, cross-currency swaps, swaptions and credit default swaps.

All over-the-counter derivative transactions, with the exception of some Asia transactions, are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and the Group has collateral agreements between the individual Group entities and relevant counterparties in place under each of these market master agreements.

Under Article 11 of the European Market Infrastructure Regulation on derivatives, central counterparties and trade repositories ('EMIR') and Commission Delegated Regulation (EU) 2016/2251 supplementing EMIR, market participants transacting in non-cleared OTC derivatives are required to exchange collateral to cover variation and initial margin. However, trades between counterparties belonging to the same group are exempt from these margin requirements subject to certain criteria.

Prudential Capital plc (Legal Entity Identifier reference ('LEI') CHW8NHK268SFPTV63Z64) has entered into such derivative agreements with the following five entities in the Group. These counterparty pairings meet the criteria to be eligible for intra-group exemptions to the margin requirements and have been approved by the Financial Conduct Authority:

31 Dec 2017
Counterparty	Legal Entity Identifier (LEI)	Relationship between parties	Type of exemption	Aggregate notional of OTC derivatives contract

				£m
Prudential plc	5493001Z3ZE83NG K8Y12	Part of the same group holding company	Full	3,615
Prudential Holdings Limited	549300JVAI8CZD4 HD451	Part of the same group holding company	Full	110
Prudential (US HoldCo 1) Limited	549300JNYGDP2X OLWR47	Part of the same group holding company	Full	3,123
Prudential Corporation Holdings Limited	549300KDOPLFHA W51H26	Part of the same group holding company	Full	822
Prudential Lifetime Mortgages Limited	5493001GSK4HF84 IOB02	Part of the same group holding company	Full	71

Derivatives are used for efficient portfolio management to obtain cost effective and efficient management of exposure to various markets in accordance with the Group's investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility. In particular:

–

UK with-profits funds use derivatives for efficient portfolio management or reduction in investment risks. For UK annuity business derivatives are used to assist with asset and liability cash flow matching;

–

US operations and some of the UK and Europe operations hold large amounts of interest-rate sensitive investments that contain credit risks on which a certain level of defaults is expected. These businesses have purchased some swaptions to manage the default risk on certain underlying assets and hence reduce the amount of regulatory capital held to support the assets; and

–

Some products, especially in the US, have guarantee features linked to equity indices. A mismatch between guaranteed product liabilities and the performance of the underlying assets exposes the Group to equity index risk. In order to mitigate this risk, the relevant business units purchase swaptions, equity options and futures to better match asset performance with liabilities under equity-indexed products.

Hedging

The Group has formally assessed and documented the effectiveness of the following net investment hedges under IAS 39. At 31 December 2017, the Group has designated perpetual subordinated capital securities totalling US$4.3 billion (2016: US$4.5 billion) as a net investment hedge to hedge the currency risks related to the net investment in Jackson. The carrying value of the subordinated capital securities was £3,140 million as at 31 December 2017 (2016: £3,644 million). The foreign exchange gain of £325 million (2016: loss of £389 million) on translation of the borrowings to pounds sterling at the statement of financial position date is recognised in the translation reserve in shareholders' equity. This net investment hedge was 100 per cent effective.

The Group has no cash flow hedges or fair value hedges in place.

C3.4(c)  Derecognition, collateral and offsetting

Securities lending and reverse repurchase agreements

The Group has entered into securities lending (including repurchase agreements) whereby blocks of securities are loaned to third parties, primarily major brokerage firms. Typically, the value of collateral assets granted to the Group in these transactions is in excess of the value of securities lent, with the excess determined by the quality of the collateral assets granted. Collateral requirements are calculated on a daily basis. The loaned securities are not removed from the Group's consolidated statement of financial position, rather they are retained within the appropriate investment classification. Collateral typically consists of cash, debt securities, equity securities and letters of credit.

At 31 December 2017, the Group has £8,232 million (2016: £8,545 million) of lent securities and assets subject to repurchase agreements, of which £8,182 million (2016: £8,113 million) related to the PAC with-profits fund. The cash and securities collateral held or pledged under such agreements were £8,733 million (2016: £9,086 million) of which £8,679 million (2016: £8,653 million) was held by the PAC with-profits fund.

At 31 December 2017, the Group had entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. The fair value of the collateral held in respect of these transactions was £10,550 million (2016: £9,319 million).

Collateral and pledges under derivative transactions

At 31 December 2017, the Group had pledged £2,302 million (2016: £1,853 million) for liabilities and held collateral of £3,958 million (2016: £2,788 million) in respect of over-the-counter derivative transactions.

These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

Other collateral

At 31 December 2017, the Group had pledged collateral of £3,412 million (2016: £3,384 million) in respect of other transactions. This principally arises from Jackson's membership of the Federal Home Loan Bank of Indianapolis primarily for the purpose of participating in the bank's collateralised loan advance programme with short-term and long-term funding facilities.

Offsetting assets and liabilities

The Group's derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group's financial instruments subject to master netting arrangements:

	31 Dec 2017
	Gross amount included in the consolidated statement of financial position note (i)	Related amounts not offset in the consolidated statement of financial position
		Financial instruments note (ii)	Cash collateral	Securities collateral note (iii)	Net amount

	£m	£m	£m	£m	£m
Financial assets:
Derivative assets	4,718	(946)	(2,641)	(984)	147
Reverse repurchase agreements	10,280	—	—	(10,270)	10

Total financial assets	14,998	(946)	(2,641)	(11,254)	157

Financial liabilities:
Derivative liabilities	(2,301)	946	420	893	(42)
Securities lending and repurchase agreements	(1,410)	—	52	1,332	(26)

Total financial liabilities	(3,711)	946	472	2,225	(68)

	31 Dec 2016
	Gross amount included in the consolidated statement of financial position note (i)	Related amounts not offset in the consolidated statement of financial position
		Financial instruments note (ii)	Cash collateral	Securities collateral note (iii)	Net amount

	£m	£m	£m	£m	£m
Financial assets:
Derivative assets	3,869	(1,053)	(1,895)	(733)	188
Reverse repurchase agreements	9,132	—	—	(9,132)	—

Total financial assets	13,001	(1,053)	(1,895)	(9,865)	188

Financial liabilities:
Derivative liabilities	(2,874)	1,053	698	1,028	(95)
Securities lending and repurchase agreements	(1,927)	—	97	1,830	—

Total financial liabilities	(4,801)	1,053	795	2,858	(95)

Notes
(i)	The Group has not offset any of the amounts included in the consolidated statement of financial position.
(ii)

Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset on the consolidated statement of financial position.

(iii)	Excludes initial margin amounts for exchange-traded derivatives.

In the tables above, the amounts of assets or liabilities included in the consolidated statement of financial position would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.